Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net sales	$ 18,252	$ 10,981	$ 30,058
Cost of sales	(9,116)	(6,775)	(15,589)
Depreciation of production assets	(506)	(478)	(420)
Gross profit	8,630	3,728	14,049
Other operating income	2,607	359	48
Research & development expenses	(12,477)	(4,985)	(3,946)
Selling & marketing expenses	(12,768)	(5,453)	(5,648)
General & administrative expenses	(25,791)	(10,840)	(8,644)
Total operating expenses	(48,429)	(20,919)	(18,190)
Operating loss	(39,799)	(17,191)	(4,141)
Non-operating income	8,897	1,061	2,442
Loss on debt extinguishment		(100)
Interest and amortization of debt discount	(223)	(1,003)	(689)
Non-operating expenses	(3,083)	(883)	(655)
Loss before income tax expense	(34,208)	(18,116)	(3,043)
Income tax (expense) / income	162	(3,085)	(225)
Equity in earnings of unconsolidated affiliates	(148)
Net loss	(34,194)	(21,201)	(3,268)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	(39)		(2)
Unrealized holding gain arising during period	25
Net gain / (loss) arising during period	108	(27)	11
Other comprehensive income / (loss)	94	(27)	9
Comprehensive loss	$ (34,100)	$ (21,228)	$ (3,259)
Ordinary shares
Earnings per F share (USD)
Basic	$ (0.24)	$ (0.6)	$ (0.21)
Diluted	(0.24)	(0.6)	(0.21)
F shares
Earnings per F share (USD)
Basic	(1.2)	(3.01)	(1.07)
Diluted	$ (1.2)	$ (3.01)	$ (1.07)